Derivatives Warrant Liabilities	6 Months Ended
Jun. 30, 2026
Warrants and Rights Note Disclosure [Abstract]
Derivatives Warrant Liabilities

Note 7 – Derivatives Warrant Liabilities:

Private Placement Warrants

The Company issued pre-funded warrants, series A warrants and series B warrants as part of the PIPE (as defined in Note 8.B below) in October 2023. The pre-funded warrants and series B warrants have been fully exercised. As of December 31, 2025, 1,837,461, series A warrants were outstanding. Each series A warrant may be exercised to purchase one ordinary share with an exercise price of $1.1 per ordinary share, subject to beneficial ownership limitations and adjustments.

On January 5, 2026, the Company completed an equity financing that triggered the final adjustment to the exercise price of the series A warrants pursuant to their down-round reset provision. Following such adjustment, the exercise price of the Series A warrants was fixed at $1.00 per ordinary share, and the reset provision expired in accordance with the terms of the Series A warrants. The series A warrants were initially classified as liabilities due to certain provisions, on top of standard down round reset provisions, that were contained within their exercise price adjustment clauses, that prohibited equity classification under US Gaap. These provisions expired on January 5, 2026, with the final reset of the exercise price. Accordingly, the Series A warrants were reclassified as an equity instrument as of January 5, 2026, see note 8F.

The fair value of the series A warrants as of January 4, 2026 was calculated using the Black–Scholes option price model, based on a probability of an adjustment event and using the following assumptions:

	June 30, 2026	December 31, 2025
Expected volatility (%)	78.67%	78.67% - 81.94%
Risk-free interest rate (%)	3.57%	3.57% - 4.31%
Expected Life (years)	3.33	3.33 - 4.32
Value per share	$1.18	$0.82 - $1.604
Exercise price (U.S. dollars per share)	$$1	$$1 - $1.1

The following table sets forth the changes in the number of outstanding series A warrants during the six months ended June 30, 2026:

Balance as of December 31, 2025	1,837,461
Exercise of warrants	-
Balance as of January 4, 2026 and as of June 30 2026	1,837,461

The following table sets forth the fair value changes of the series A warrants:

Balance as of December 31, 2025	758,872
Change in fair value	526,930
Balance as of January 4, 2026	1,285,802
Classification to equity	(1,285,802)
Balance as of June 30, 2026	-